Derivatives and hedging	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and hedging
Note 8: - Derivatives and hedging

The Company had outstanding contracts designated as hedging instruments in the aggregate notional amount of $55,000 and $64,000 as of December 31, 2023 and 2022, respectively.

The fair value of the Company’s outstanding contracts amounted to an asset of $971 and a liability of $87 as of December 31, 2023, and an asset of $60 and a liability of $1,444 as of December 31, 2022.

These assets and liabilities were recorded under other receivables and other account payables and accrued expenses respectively.

Losses of $4,085 and $4,082, and gains of $1,160 were reclassified from accumulated other comprehensive loss (income) during the years ended December 31, 2023, 2022 and 2021, respectively.

Such gains and losses were reclassified from accumulated other comprehensive loss when the related expenses were incurred. These gains and losses were recorded in the consolidated statements of operations were as follows for the years ended:

	December 31,
	2023	2022	2021
Cost of revenue	$336	$123	$(35)
Research and development	2,015	2,640	(717)
Sales and marketing	826	1,025	(266)
General and administrative	908	294	(142)
	$4,085	$4,082	$(1,160)

In addition, for the years ended December 31, 2023 and 2022 losses of $395 and $875, respectively, were reclassified from other comprehensive loss to financial income (expenses), net in connection with forecasted transactions not probable of occurring.